Investment Objectives and Goals - (Nomura Fixed income mutual fund - Classes A, C, and Institutional)	Aug. 31, 2025
(Nomura Tax-Free California Fund)
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Tax-Free California Fund seeks as high a level of current income exempt from federal income tax and from the California state personal income tax as is consistent with preservation of capital.
(Nomura Tax-Free Idaho Fund)
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Tax-Free Idaho Fund seeks as high a level of current income exempt from federal income tax and from Idaho personal income taxes as is consistent with preservation of capital.
(Nomura Tax-Free New York Fund)
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Tax-Free New York Fund seeks as high a level of current income exempt from federal income tax and from New York state personal income taxes as is consistent with preservation of capital.
(Nomura Minnesota High-Yield Municipal Bond Fund)
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]
Nomura Minnesota High-Yield Municipal Bond Fund seeks a high level of current income that is exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

(Nomura National High-Yield Municipal Bond Fund)
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura National High-Yield Municipal Bond Fund seeks a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.